BNY Mellon US Small Cap Core Equity ETF
STATEMENT OF INVESTMENTS
July 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.6%
Communication Services — 2.7%
Atlanta Braves Holdings, Inc., Cl. C (a)	1,416	63,097
Cargurus, Inc. (a)	2,536	83,232
Cinemark Holdings, Inc. (b)	3,275	87,999
Cogent Communications Holdings, Inc.	1,468	66,926
Globalstar, Inc. (a)	1,696	39,839
Grindr, Inc. (a)	1,451	25,364
IAC, Inc. (a)	2,160	84,888
Iridium Communications, Inc.	3,092	75,630
John Wiley & Sons, Inc., Cl. A	1,320	50,952
Liberty Global Ltd., Cl. A (a)	6,161	61,733
Liberty Global Ltd., Cl. C (a)	3,913	40,030
Lumen Technologies, Inc. (a)	30,760	136,882
Madison Square Garden Sports Corp. (a)	526	106,305
Millicom International Cellular SA	3,293	132,214
Nexstar Media Group, Inc.	924	172,890
Playtika Holding Corp.	2,277	10,144
Rumble, Inc. (a),(b)	2,928	24,712
TEGNA, Inc.	5,149	85,988
Telephone and Data Systems, Inc.	3,186	124,382
TripAdvisor, Inc. (a)	3,476	60,795
Trump Media & Technology Group Corp. (a),(b)	3,306	58,153
United States Cellular Corp. (a)	468	34,131
Yelp, Inc. (a)	2,030	69,893
Ziff Davis, Inc. (a)	1,320	41,078
		1,737,257
Consumer Discretionary — 12.5%
Abercrombie & Fitch Co., Cl. A (a)	1,542	148,063
Academy Sports & Outdoors, Inc.	2,128	108,081
Acushnet Holdings Corp.	868	69,110
Adtalem Global Education, Inc. (a)	1,214	138,724
Advance Auto Parts, Inc.	1,934	102,637
American Eagle Outfitters, Inc. (b)	5,080	54,864
Asbury Automotive Group, Inc. (a)	658	146,155
Boot Barn Holdings, Inc. (a)	998	171,556
Boyd Gaming Corp.	1,956	166,064
Brightstar Lottery PLC	3,441	51,064
Brunswick Corp.	2,186	127,422
Capri Holdings Ltd. (a)	3,842	69,886
Cavco Industries, Inc. (a)	237	95,670
Century Communities, Inc.	812	45,707
Champion Homes, Inc. (a)	1,833	111,630
Columbia Sportswear Co.	821	46,444
Dorman Products, Inc. (a)	846	102,045
Dream Finders Homes, Inc., Cl. A (a),(b)	934	23,649
Etsy, Inc. (a)	3,440	200,449
Five Below, Inc. (a)	1,738	237,272
Frontdoor, Inc. (a)	2,380	139,230
Global Business Travel Group I (a)	4,261	27,398

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.6% (continued)
Consumer Discretionary — 12.5% (continued)
Graham Holdings Co., Cl. B	103	98,281
Grand Canyon Education, Inc. (a)	936	157,838
Green Brick Partners, Inc. (a)	1,036	64,170
Group 1 Automotive, Inc.	411	169,394
Hanesbrands, Inc. (a)	11,540	47,199
Harley-Davidson, Inc.	3,782	92,016
Hilton Grand Vacations, Inc. (a)	2,214	99,231
Installed Building Products, Inc.	761	153,943
KB Home	2,183	120,633
Kontoor Brands, Inc.	1,779	99,019
Laureate Education, Inc. (a)	4,290	96,954
LCI Industries	825	78,375
Lear Corp.	1,734	163,499
M/I Homes, Inc. (a)	869	104,445
Macy’s, Inc.	8,139	102,796
Marriott Vacations Worldwide Corp.	1,030	76,704
Meritage Homes Corp.	2,239	150,774
Mister Car Wash, Inc. (a)	3,431	19,814
Modine Manufacturing Co. (a)	1,621	218,122
Newell Brands, Inc.	12,925	72,509
Patrick Industries, Inc.	1,022	99,379
Peloton Interactive, Inc., Cl. A (a)	11,677	83,374
Penn Entertainment, Inc. (a)	4,414	79,717
Polaris, Inc.	1,684	89,100
PVH Corp.	1,688	123,933
QuantumScape Corp. (a)	13,378	115,051
Red Rock Resorts, Inc., Cl. A	1,652	101,350
RH (a)	488	100,343
Rush Street Interactive, Inc. (a)	2,850	57,456
Shake Shack, Inc., Cl. A (a)	1,250	150,425
Signet Jewelers Ltd.	1,343	106,231
Six Flags Entertainment Corp. (a)	3,032	90,839
Steven Madden Ltd.	2,343	56,244
Strategic Education, Inc.	727	53,903
Stride, Inc. (a)	1,364	174,906
Sweetgreen, Inc., Cl. A (a)	3,340	43,019
Taylor Morrison Home Corp. (a)	3,164	187,562
The Cheesecake Factory, Inc. (b)	1,547	98,869
The Goodyear Tire & Rubber Company (a)	9,045	92,983
The Wendy’s Company	5,172	50,944
Thor Industries, Inc.	1,649	150,042
Travel + Leisure Co.	2,115	125,314
Tri Pointe Homes, Inc. (a)	2,973	91,568
Under Armour, Inc., Cl. A (a)	5,107	33,910
Under Armour, Inc., Cl. C (a)	5,768	36,338
United Parks & Resorts, Inc. (a)	903	42,739
Urban Outfitters, Inc. (a)	2,069	155,754
Valvoline, Inc. (a)	4,096	144,384
Victoria’s Secret & Co. (a)	2,294	43,127
Visteon Corp. (a)	868	96,478
Warby Parker, Inc., Cl. A (a)	2,945	70,533

Description	Shares	Value ($)
Common Stocks — 99.6% (continued)
Consumer Discretionary — 12.5% (continued)
Wayfair, Inc., Cl. A (a)	3,111	204,206
Whirlpool Corp.	1,749	145,237
YETI Holdings, Inc. (a)	2,605	95,708
		7,959,802
Consumer Staples — 2.6%
Cal-Maine Foods, Inc. (b)	1,341	149,039
Central Garden & Pet Co. (a)	453	17,676
Central Garden & Pet Co., Cl. A (a)	1,461	51,895
Coty, Inc., Cl. A (a)	13,055	63,317
Darling Ingredients, Inc. (a)	5,083	164,588
e.l.f. Beauty, Inc. (a)	1,778	215,476
Energizer Holdings, Inc.	2,194	49,409
Flowers Foods, Inc.	6,212	98,460
Freshpet, Inc. (a)	1,484	101,387
Interparfums, Inc.	585	70,551
J & J Snack Foods Corp.	479	54,074
National Beverage Corp. (a)	807	36,977
PriceSmart, Inc.	847	91,052
Reynolds Consumer Products, Inc.	1,765	39,695
Seaboard Corp.	8	25,337
Spectrum Brands Holdings, Inc.	800	42,808
The Boston Beer Company, Inc., Cl. A (a)	261	54,048
The Marzetti Company	641	113,944
The Simply Good Foods Company (a)	2,963	90,253
Tootsie Roll Industries, Inc. (b)	549	20,824
Utz Brands, Inc.	2,405	31,337
WD-40 Co.	436	93,478
		1,675,625
Energy — 4.1%
Archrock, Inc.	5,332	124,555
Atlas Energy Solutions, Inc. (b)	2,632	34,216
Cactus, Inc., Cl. A	2,251	95,240
California Resources Corp.	2,085	100,455
Civitas Resources, Inc.	2,517	76,416
CNX Resources Corp. (a)	4,638	140,578
Comstock Resources, Inc. (a)	2,971	53,092
Core Natural Resources, Inc.	1,620	119,572
Crescent Energy Co., Cl. A	5,451	50,367
Excelerate Energy, Inc., Cl. A	769	19,732
Golar LNG Ltd.	3,204	131,877
Gulfport Energy Corp. (a)	441	76,791
Helmerich & Payne, Inc.	2,964	48,046
Kodiak Gas Services, Inc.	1,533	49,562
Liberty Energy, Inc.	4,909	60,577
Magnolia Oil & Gas Corp., Cl. A	5,769	137,418
Murphy Oil Corp.	4,712	116,905
New Fortress Energy, Inc. (a),(b)	4,216	11,489
Noble Corp. PLC	4,286	114,908
Northern Oil & Gas, Inc.	3,063	86,254
Oceaneering International, Inc. (a)	3,345	72,586
Patterson-UTI Energy, Inc.	10,558	62,398

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.6% (continued)
Energy — 4.1% (continued)
PBF Energy, Inc., Cl. A	3,026	68,388
Peabody Energy Corp.	3,592	58,011
Scorpio Tankers, Inc.	1,522	68,810
Sitio Royalties Corp., Cl. A	2,720	49,422
SM Energy Co.	3,422	94,413
Tidewater, Inc. (a)	1,576	78,816
Transocean Ltd. (a)	24,834	72,515
Uranium Energy Corp. (a),(b)	13,687	118,666
Valaris Ltd. (a),(b)	1,924	93,564
Weatherford International PLC	2,343	132,497
		2,618,136
Financials — 18.0%
Affiliated Managers Group, Inc.	942	197,698
Ameris Bancorp	2,130	145,585
Arbor Realty Trust, Inc. (b),(c)	5,543	61,860
Artisan Partners Asset Management, Inc., Cl. A	2,084	94,301
Associated Banc-Corp.	5,240	129,638
Assured Guaranty Ltd.	1,539	130,169
Atlantic Union Bankshares Corp.	4,345	137,736
Axos Financial, Inc. (a)	1,696	146,450
Banc of California, Inc.	4,344	63,075
BancFirst Corp.	671	83,553
Bank of Hawaii Corp.	1,274	78,835
Bank OZK	3,455	170,331
BankUnited, Inc.	2,377	86,689
BGC Group, Inc., Cl. A	11,437	106,021
Blackstone Mortgage Trust, Inc., Cl. A (b),(c)	5,237	96,780
Bread Financial Holdings, Inc.	1,560	95,628
Brighthouse Financial, Inc. (a)	1,879	89,910
Cadence Bank	6,063	211,296
Cathay General Bancorp	2,187	98,896
CNO Financial Group, Inc.	3,143	115,788
Cohen & Steers, Inc.	898	66,057
Columbia Banking System, Inc.	6,677	158,913
Community Financial System, Inc.	1,692	89,168
CVB Financial Corp.	4,281	80,012
DigitalBridge Group, Inc.	5,215	56,009
Dlocal Ltd.	2,387	24,491
Eastern Bankshares, Inc.	6,413	99,081
Enact Holdings, Inc.	926	32,188
Enova International, Inc. (a)	844	88,249
Essent Group Ltd.	3,241	181,464
Euronet Worldwide, Inc. (a)	1,315	127,792
EVERTEC, Inc.	2,077	75,084
F&G Annuities & Life, Inc.	749	23,901
Federated Hermes, Inc.	2,534	125,610
First BanCorp	5,163	107,545
First Financial Bancorp	3,154	76,453
First Financial Bankshares, Inc.	3,886	134,533
First Hawaiian, Inc.	4,422	107,234
First Interstate BancSystem, Inc., Cl. A	3,013	86,744

Description	Shares	Value ($)
Common Stocks — 99.6% (continued)
Financials — 18.0% (continued)
FirstCash Holdings, Inc.	1,180	157,282
Flagstar Financial, Inc. (b)	9,852	111,229
FNB Corp.	11,567	177,206
Fulton Financial Corp.	5,980	107,341
GCM Grosvenor, Inc., Cl. A (b)	1,517	17,885
Genworth Financial, Inc. (a)	13,176	103,563
Glacier Bancorp, Inc.	3,627	158,971
Goosehead Insurance, Inc., Cl. A	754	68,546
HA Sustainable Infrastructure Capital, Inc.	3,841	99,751
Hancock Whitney Corp.	2,770	165,424
Home BancShares, Inc.	5,898	166,088
Independent Bank Corp.	1,394	88,589
International Bancshares Corp.	1,716	116,997
Janus Henderson Group PLC	4,111	178,006
Kemper Corp.	1,954	120,347
Lazard, Inc.	2,855	148,403
Lincoln National Corp.	5,447	207,585
Marqeta, Inc., Cl. A (a)	13,574	77,372
Mercury General Corp.	857	59,347
MGIC Investment Corp.	7,836	202,952
Moelis & Co., Cl. A	2,276	159,639
Nelnet, Inc., Cl. A	575	71,743
NMI Holdings, Inc. (a)	2,503	93,412
OneMain Holdings, Inc.	3,850	222,491
Oscar Health, Inc., Cl. A (a),(b)	5,951	83,612
Pacific Premier Bancorp, Inc.	2,931	63,515
Palomar Holdings, Inc. (a)	861	114,074
Park National Corp.	477	77,212
Paymentus Holdings, Inc., Cl. A (a)	888	24,757
Payoneer Global, Inc. (a)	8,886	58,381
PennyMac Financial Services, Inc.	929	86,527
Piper Sandler Cos.	539	169,957
PJT Partners, Inc., Cl. A	699	124,855
Radian Group, Inc.	4,595	149,843
Remitly Global, Inc. (a)	4,863	80,240
Renasant Corp.	3,023	110,763
Rithm Capital Corp. (c)	16,925	203,608
Selective Insurance Group, Inc.	1,911	149,001
ServisFirst Bancshares, Inc.	1,632	128,357
Simmons First National Corp., Cl. A	3,990	76,488
SiriusPoint Ltd. (a)	3,264	64,007
SLM Corp.	6,125	194,775
StoneX Group, Inc. (a)	1,429	138,956
Texas Capital Bancshares, Inc. (a)	1,493	125,367
TFS Financial Corp.	1,771	23,218
The Baldwin Insurance Group, Inc. (a),(b)	2,227	82,043
The Bancorp, Inc. (a)	1,453	91,771
The Hanover Insurance Group, Inc.	1,152	197,718
The Western Union Company	11,033	88,816
Towne Bank/Portsmouth VA	2,273	79,623
United Bankshares, Inc.	4,507	160,089

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.6% (continued)
Financials — 18.0% (continued)
United Community Banks, Inc.	3,854	117,547
Upstart Holdings, Inc. (a),(b)	2,710	221,515
Valley National Bancorp	15,544	144,093
Victory Capital Holdings, Inc., Cl. A (b)	1,333	91,857
Virtu Financial, Inc., Cl. A	2,655	117,192
WaFd, Inc.	2,631	76,575
Walker & Dunlop, Inc.	1,034	77,560
WesBanco, Inc.	3,069	92,469
WEX, Inc. (a)	1,015	172,225
White Mountains Insurance Group Ltd.	83	148,387
WSFS Financial Corp.	1,880	103,099
		11,471,028
Health Care — 10.4%
Acadia Healthcare Co., Inc. (a)	3,026	65,876
ACADIA Pharmaceuticals, Inc. (a)	5,313	126,609
ADMA Biologics, Inc. (a)	7,544	141,073
Agios Pharmaceuticals, Inc. (a)	1,810	67,368
Akero Therapeutics, Inc. (a)	2,342	114,407
Alignment Healthcare, Inc. (a)	3,350	46,163
Alkermes PLC (a)	4,980	131,920
Amedisys, Inc. (a)	1,055	104,023
Amicus Therapeutics, Inc. (a)	8,980	53,790
Amneal Pharmaceuticals, Inc. (a)	3,602	28,168
Apellis Pharmaceuticals, Inc. (a)	3,101	69,276
Apogee Therapeutics, Inc. (a)	888	33,975
Arcellx, Inc. (a)	1,187	84,740
Arrowhead Pharmaceuticals, Inc. (a)	3,378	53,372
Avidity Biosciences, Inc. (a)	3,227	118,463
Axsome Therapeutics, Inc. (a)	1,203	121,960
Bausch + Lomb Corp. (a),(b)	1,454	19,818
Beam Therapeutics, Inc. (a)	2,981	58,756
Biohaven Ltd. (a)	2,803	42,325
BrightSpring Health Services, Inc. (a)	1,717	35,456
Catalyst Pharmaceuticals, Inc. (a)	3,473	74,079
Concentra Group Holdings Parent, Inc.	3,563	71,153
CONMED Corp.	969	49,564
CorVel Corp. (a)	892	79,031
Crinetics Pharmaceuticals, Inc. (a)	2,702	77,250
Cytokinetics, Inc. (a)	3,721	140,058
Denali Therapeutics, Inc. (a)	3,913	54,117
DENTSPLY SIRONA, Inc.	6,559	93,859
Elanco Animal Health, Inc. (a)	16,110	220,385
Enovis Corp. (a)	1,771	47,463
Envista Holdings Corp. (a)	5,635	106,445
GeneDx Holdings Corp. (a)	595	60,660
Guardant Health, Inc. (a)	3,874	158,757
Haemonetics Corp. (a)	1,604	118,760
ICU Medical, Inc. (a)	674	86,548
ImmunityBio, Inc. (a),(b)	6,925	17,036
Immunovant, Inc. (a),(b)	2,303	37,032
Inspire Medical Systems, Inc. (a)	952	118,562

Description	Shares	Value ($)
Common Stocks — 99.6% (continued)
Health Care — 10.4% (continued)
Integer Holdings Corp. (a)	1,106	120,012
Ionis Pharmaceuticals, Inc. (a)	5,109	219,585
iRhythm Technologies, Inc. (a)	1,033	144,806
Janux Therapeutics, Inc. (a)	1,528	36,695
Krystal Biotech, Inc. (a)	766	117,864
Kymera Therapeutics, Inc. (a)	1,541	67,419
LifeStance Health Group, Inc. (a)	3,255	12,955
LivaNova PLC (a)	1,779	75,056
Merit Medical Systems, Inc. (a)	1,953	165,732
Novocure Ltd. (a)	3,196	36,978
Nuvalent, Inc., Cl. A (a)	1,343	105,224
Option Care Health, Inc. (a)	5,326	156,318
Organon & Co.	8,385	81,335
PACS Group, Inc. (a)	1,402	15,506
Perrigo Co. PLC	4,418	117,828
Prestige Consumer Healthcare, Inc. (a)	1,587	117,359
Privia Health Group, Inc. (a)	3,154	61,566
PROCEPT BioRobotics Corp. (a)	1,578	76,549
Protagonist Therapeutics, Inc. (a)	1,907	102,711
PTC Therapeutics, Inc. (a)	2,521	131,369
QuidelOrtho Corp. (a)	2,152	49,539
RadNet, Inc. (a)	2,145	117,396
Recursion Pharmaceuticals, Inc., Cl. A (a),(b)	8,597	51,152
Rhythm Pharmaceuticals, Inc. (a)	1,685	143,613
Scholar Rock Holding Corp. (a)	2,109	78,139
Select Medical Holdings Corp.	3,561	52,667
Soleno Therapeutics, Inc. (a)	1,112	96,155
Sotera Health Co. (a)	4,983	57,255
Surgery Partners, Inc. (a)	2,417	53,053
TG Therapeutics, Inc. (a)	4,800	170,400
TransMedics Group, Inc. (a)	1,057	125,751
Twist Bioscience Corp. (a)	1,865	62,608
Ultragenyx Pharmaceutical, Inc. (a)	2,943	80,403
Vaxcyte, Inc. (a)	4,121	139,908
Veracyte, Inc. (a)	2,495	58,657
Vericel Corp. (a)	1,567	54,751
Viking Therapeutics, Inc. (a),(b)	3,460	112,692
		6,595,303
Industrials — 19.2%
AAR Corp. (a)	1,148	85,767
ABM Industries, Inc.	2,003	92,398
ACV Auctions, Inc., Cl. A (a)	5,217	74,134
AeroVironment, Inc. (a)	903	241,679
Air Lease Corp.	3,376	187,030
Alamo Group, Inc.	313	69,668
Albany International Corp., Cl. A	950	51,481
Alight, Inc., Cl. A	13,773	73,823
Amentum Holdings, Inc. (a)	4,725	117,983
ArcBest Corp.	702	51,337
Archer Aviation, Inc., Cl. A (a)	14,241	142,837
Arcosa, Inc.	1,552	133,286

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.6% (continued)
Industrials — 19.2% (continued)
Armstrong World Industries, Inc.	1,383	260,239
Atkore, Inc.	1,117	86,031
Atmus Filtration Technologies, Inc.	2,666	103,734
Avis Budget Group, Inc. (a)	548	93,292
AZZ, Inc.	967	105,887
Bloom Energy Corp., Cl. A (a)	7,018	262,403
Boise Cascade Co.	1,212	101,578
Brady Corp., Cl. A	1,406	99,221
CBIZ, Inc. (a)	1,607	98,220
Clarivate PLC (a)	13,849	53,319
Concentrix Corp. (b)	1,340	69,640
Construction Partners, Inc., Cl. A (a)	1,487	149,964
Copa Holdings SA, Cl. A	979	108,336
CoreCivic, Inc. (a)	3,525	70,641
CSW Industrials, Inc.	551	142,973
Driven Brands Holdings, Inc. (a)	1,891	31,958
Dun & Bradstreet Holdings, Inc.	9,593	87,296
Dycom Industries, Inc. (a)	918	246,768
EnerSys	1,289	119,065
Enpro, Inc.	644	136,792
ESCO Technologies, Inc.	849	164,451
Everus Construction Group, Inc. (a)	1,594	118,370
Exponent, Inc.	1,612	111,164
Federal Signal Corp.	1,920	243,014
First Advantage Corp. (a),(b)	2,516	43,502
Franklin Electric Co., Inc.	1,290	121,195
Gates Industrial Corp. PLC (a)	7,915	196,292
GATX Corp.	1,113	169,944
GMS, Inc. (a)	1,268	139,024
Granite Construction, Inc.	1,404	132,636
Griffon Corp.	1,255	101,994
GXO Logistics, Inc. (a)	3,868	192,278
Hayward Holdings, Inc. (a)	6,169	94,879
Herc Holdings, Inc. (b)	1,006	117,511
Hexcel Corp.	2,595	155,466
Hillenbrand, Inc.	2,172	44,982
Hub Group, Inc., Cl. A	2,192	76,764
Huron Consulting Group, Inc. (a)	589	77,795
ICF International, Inc.	563	47,230
IES Holdings, Inc. (a)	633	223,493
Insperity, Inc.	1,137	67,742
Intuitive Machines, Inc. (a)	3,430	38,279
JBT Marel Corp.	1,665	229,437
JetBlue Airways Corp. (a)	11,512	51,113
Kadant, Inc.	380	126,453
Karman Holdings, Inc. (a)	1,684	87,063
Korn Ferry	1,779	126,078
Kratos Defense & Security Solutions, Inc. (a)	4,907	288,041
Lyft, Inc., Cl. A (a)	12,135	170,618
ManpowerGroup, Inc.	1,403	57,874
Matson, Inc.	1,045	111,585

Description	Shares	Value ($)
Common Stocks — 99.6% (continued)
Industrials — 19.2% (continued)
Maximus, Inc.	1,780	131,471
McGrath RentCorp	796	99,333
Mercury Systems, Inc. (a)	1,686	88,667
Moog, Inc., Cl. A	894	173,061
MSC Industrial Direct Co., Inc., Cl. A	1,360	117,803
Mueller Water Products, Inc., Cl. A	5,058	125,236
MYR Group, Inc. (a)	510	98,685
NEXTracker, Inc., Cl. A (a)	4,243	247,197
NuScale Power Corp. (a),(b)	3,963	198,982
Powell Industries, Inc. (b)	314	74,449
Primoris Services Corp.	1,727	162,632
QXO, Inc. (a)	12,818	257,129
Resideo Technologies, Inc. (a)	4,733	129,211
Rush Enterprises, Inc., Cl. A	1,986	107,522
RXO, Inc. (a)	5,278	81,545
Schneider National, Inc., Cl. B	1,206	29,487
Science Applications International Corp.	1,525	170,007
Sensata Technologies Holding PLC	4,944	152,077
SkyWest, Inc. (a)	1,303	151,096
Spirit AeroSystems Holdings, Inc., Cl. A (a)	3,782	149,011
Sterling Infrastructure, Inc. (a)	961	257,154
Tecnoglass, Inc.	723	56,416
Terex Corp.	2,158	109,756
The Brink’s Company	1,383	120,791
The GEO Group, Inc. (a)	4,436	114,981
The Timken Company	2,065	157,126
TriNet Group, Inc.	1,028	69,709
Trinity Industries, Inc.	2,721	63,399
UniFirst Corp.	458	78,332
Valmont Industries, Inc.	650	236,567
Verra Mobility Corp. (a)	5,173	130,670
Vicor Corp. (a)	746	33,152
VSE Corp.	586	91,732
Werner Enterprises, Inc.	1,822	50,506
Worthington Enterprises, Inc.	1,026	63,581
Zurn Elkay Water Solutions Corp.	4,512	199,656
		12,253,176
Information Technology — 14.6%
ACI Worldwide, Inc. (a)	3,364	143,172
Advanced Energy Industries, Inc.	1,224	170,038
Agilysys, Inc. (a)	713	81,339
Alarm.com Holdings, Inc. (a)	1,563	85,387
Alkami Technology, Inc. (a)	2,103	46,876
Allegro MicroSystems, Inc. (a)	4,041	126,928
Ambarella, Inc. (a)	1,315	86,908
Amkor Technology, Inc.	3,888	87,713
Appian Corp., Cl. A (a)	1,059	29,239
Asana, Inc., Cl. A (a)	2,843	41,735
ASGN, Inc. (a)	1,361	68,240
AvePoint, Inc. (a)	3,837	73,210
Avnet, Inc.	2,770	146,644

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.6% (continued)
Information Technology — 14.6% (continued)
Axcelis Technologies, Inc. (a)	979	66,268
Badger Meter, Inc.	958	180,832
Belden, Inc.	1,295	160,127
BILL Holdings, Inc. (a)	3,202	137,206
Blackbaud, Inc. (a)	1,240	83,601
BlackLine, Inc. (a)	1,709	91,910
Box, Inc., Cl. A (a)	4,521	145,124
Braze, Inc., Cl. A (a)	2,365	65,913
C3.ai, Inc., Cl. A (a),(b)	3,699	87,148
Calix, Inc. (a)	1,887	106,974
Cirrus Logic, Inc. (a)	1,714	172,617
Cleanspark, Inc. (a),(b)	8,853	100,659
Clear Secure, Inc., Cl. A	2,980	87,642
Cognex Corp.	5,484	223,583
Core Scientific, Inc. (a),(b)	9,158	123,999
Crane NXT Co.	1,586	94,113
DigitalOcean Holdings, Inc. (a)	1,921	53,519
Diodes, Inc. (a)	1,426	70,402
DoubleVerify Holdings, Inc. (a)	3,808	58,339
DXC Technology Co. (a)	5,716	77,795
ePlus, Inc. (a)	825	53,443
Five9, Inc. (a)	2,382	61,527
FormFactor, Inc. (a)	2,522	71,650
Freshworks, Inc., Cl. A (a)	6,133	79,668
Impinj, Inc. (a)	609	94,139
Insight Enterprises, Inc. (a)	904	107,196
Intapp, Inc. (a)	2,273	91,034
InterDigital, Inc.	833	215,081
IonQ, Inc. (a),(b)	6,668	265,853
IPG Photonics Corp. (a)	809	60,586
Itron, Inc. (a)	1,458	181,579
JFrog Ltd. (a)	3,132	135,960
Kulicke & Soffa Industries, Inc.	1,779	58,280
Littelfuse, Inc.	786	202,261
Lumentum Holdings, Inc. (a)	2,259	248,671
MARA Holdings, Inc. (a),(b)	11,091	178,343
Mirion Technologies, Inc. (a)	6,703	149,812
nCino, Inc. (a),(b)	2,820	78,748
Novanta, Inc. (a)	1,143	140,612
Onestream, Inc. (a)	2,432	58,003
OSI Systems, Inc. (a)	527	116,472
PAR Technology Corp. (a)	1,299	78,953
Plexus Corp. (a)	849	108,247
Power Integrations, Inc.	1,913	92,819
Progress Software Corp.	1,361	65,437
Q2 Holdings, Inc. (a)	1,914	155,417
Qualys, Inc. (a)	1,181	157,156
Rambus, Inc. (a)	3,460	255,798
Rapid7, Inc. (a)	2,108	44,521
Rigetti Computing, Inc. (a),(b)	8,926	129,427
RingCentral, Inc., Cl. A (a)	2,391	60,947

Description	Shares	Value ($)
Common Stocks — 99.6% (continued)
Information Technology — 14.6% (continued)
Riot Platforms, Inc. (a),(b)	10,973	147,148
Sandisk Corp. (a)	3,748	160,864
Sanmina Corp. (a)	1,802	209,104
Semtech Corp. (a)	2,827	144,460
Silicon Laboratories, Inc. (a)	1,045	137,700
SiTime Corp. (a)	592	120,087
SoundHound AI, Inc., Cl. A (a),(b)	11,898	122,906
Synaptics, Inc. (a)	1,215	76,180
Tenable Holdings, Inc. (a)	4,091	128,089
Teradata Corp. (a)	3,464	72,501
Varonis Systems, Inc. (a)	3,578	199,760
Viavi Solutions, Inc. (a)	7,125	71,606
Vishay Intertechnology, Inc.	3,758	61,594
Vontier Corp.	4,812	199,554
Workiva, Inc. (a)	1,671	106,660
Zeta Global Holdings Corp., Cl. A (a)	6,480	101,412
ZoomInfo Technologies, Inc. (a)	9,073	98,261
		9,330,726
Materials — 5.5%
Alpha Metallurgical Resources, Inc. (a)	331	39,081
Ashland, Inc.	1,556	80,227
Avient Corp.	2,841	89,690
Balchem Corp.	1,049	159,941
Cabot Corp.	1,872	135,121
Cleveland-Cliffs, Inc. (a)	15,579	163,891
Coeur Mining, Inc. (a)	20,476	177,936
Commercial Metals Co.	3,593	186,333
Element Solutions, Inc.	7,226	170,534
FMC Corp.	4,052	158,190
Greif, Inc., Cl. A	805	51,061
Hawkins, Inc.	613	100,091
HB Fuller Co.	1,779	99,980
Hecla Mining Co.	19,432	111,540
Huntsman Corp.	4,951	48,025
Innospec, Inc.	835	66,717
Knife River Corp. (a)	1,730	142,690
Materion Corp.	649	68,340
Minerals Technologies, Inc.	987	57,394
MP Materials Corp. (a),(b)	4,026	247,599
NewMarket Corp.	243	166,941
Olin Corp.	3,549	67,218
Quaker Chemical Corp.	487	55,723
Sealed Air Corp.	4,705	137,715
Sensient Technologies Corp.	1,367	153,500
Silgan Holdings, Inc.	2,596	120,792
Sonoco Products Co.	3,196	144,044
Sylvamo Corp.	1,147	52,842
The Chemours Company	4,637	55,551
The Scotts Miracle-Gro Company	1,462	91,609

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.6% (continued)
Materials — 5.5% (continued)
United States Lime & Minerals, Inc.	324	32,264
Warrior Met Coal, Inc.	1,688	86,729
		3,519,309
Real Estate — 6.1%
Acadia Realty Trust (c)	3,859	72,240
American Healthcare REIT, Inc. (c)	5,101	197,103
Apple Hospitality REIT, Inc. (c)	6,947	81,627
Broadstone Net Lease, Inc. (c)	5,925	96,222
CareTrust REIT, Inc. (c)	6,096	193,853
Compass, Inc., Cl. A (a)	14,482	114,987
COPT Defense Properties (c)	3,619	98,726
Cousins Properties, Inc. (c)	5,423	146,963
Curbline Properties Corp. (c)	3,127	69,107
Cushman & Wakefield PLC (a)	5,502	67,069
Douglas Emmett, Inc. (c)	5,288	80,166
EPR Properties (c)	2,427	133,582
Four Corners Property Trust, Inc. (c)	3,210	81,020
Highwoods Properties, Inc. (c)	3,468	100,607
Howard Hughes Holdings, Inc. (a)	1,636	112,442
Independence Realty Trust, Inc. (c)	7,406	124,199
Kilroy Realty Corp. (c)	3,826	141,026
Kite Realty Group Trust (c)	7,062	155,223
Landbridge Co. LLC, Cl. A (b)	577	32,704
LXP Industrial Trust (c)	9,695	75,233
Medical Properties Trust, Inc. (b),(c)	16,933	69,764
Millrose Properties, Inc. (c)	3,840	115,162
National Health Investors, Inc. (c)	1,502	104,930
National Storage Affiliates Trust (c)	2,344	69,054
Outfront Media, Inc. (c)	4,636	81,269
Park Hotels & Resorts, Inc. (c)	7,507	80,025
Phillips Edison & Co., Inc. (c)	4,007	135,397
PotlatchDeltic Corp. (c)	2,484	101,571
Rayonier, Inc. (c)	4,659	108,601
Sabra Health Care REIT, Inc. (c)	7,700	138,831
SL Green Realty Corp. (c)	2,307	132,076
Tanger, Inc. (c)	3,587	107,682
Terreno Realty Corp. (c)	3,322	184,338
The Macerich Company (c)	7,841	131,023
The St. Joe Company	1,805	91,152
Urban Edge Properties (c)	4,144	81,720
		3,906,694
Utilities — 3.9%
ALLETE, Inc.	1,852	122,102
American States Water Co.	1,398	102,879
Avista Corp.	2,591	96,644
Black Hills Corp.	2,223	128,445
California Water Service Group	1,831	83,256
Chesapeake Utilities Corp.	771	92,427
Clearway Energy, Inc., Cl. A	1,072	32,996
Clearway Energy, Inc., Cl. C	2,705	88,264
MDU Resources Group, Inc.	6,238	107,606

Description	Shares	Value ($)
Common Stocks — 99.6% (continued)
Utilities — 3.9% (continued)
MGE Energy, Inc.	1,185	100,654
New Jersey Resources Corp.	3,268	150,034
Northwestern Energy Group, Inc.	2,002	107,507
Oklo, Inc. (a),(b)	3,191	244,399
ONE Gas, Inc.	1,901	138,203
Ormat Technologies, Inc.	1,888	168,806
Otter Tail Corp.	1,206	93,079
Portland General Electric Co.	3,602	148,114
Southwest Gas Holdings, Inc.	1,831	143,074
Spire, Inc.	1,834	136,578
TXNM Energy, Inc.	2,969	168,610
		2,453,677
Total Common Stocks (cost $65,253,612)		63,520,733

	1-Day Yield (%)
Investment Companies — .3%
Registered Investment Companies — .3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $178,936)	4.29	178,936	178,936
Investment of Cash Collateral for Securities Loaned — 3.9%
Registered Investment Companies — 3.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $2,472,957)	4.29	2,472,957	2,472,957
Total Investments (cost $67,905,505)		103.8%	66,172,626
Liabilities, Less Cash and Receivables		(3.8%)	(2,401,333)
Net Assets		100.0%	63,771,293

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At July 31, 2025, the value of the fund’s securities on loan was $3,850,676 and the value of the collateral was
$3,971,866, consisting of cash collateral of $2,472,957 and U.S. Government & Agency securities valued at $1,498,909.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
E-mini Russell 2000 Index	2	9/19/2025	226,424	222,020	(4,404)
Gross Unrealized Depreciation					(4,404)
See notes to statement of investments.

Statement of Investments
BNY Mellon US Small Cap Core Equity ETF
July 31, 2025 (Unaudited)
The following is a summary of the inputs used as of July 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	63,520,733	—	—	63,520,733
Investment Companies	2,651,893	—	—	2,651,893
	66,172,626	—	—	66,172,626
Liabilities ($)
Other Financial Instruments:
Futures††	(4,404)	—	—	(4,404)
	(4,404)	—	—	(4,404)

†	See Statement of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) for which market quotations are available are valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including , as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at July 31, 2025 are set forth in the Statement of Investments.
At July 31, 2025, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $1,737,283, consisting of $5,883,642 gross unrealized appreciation and $7,620,925 gross unrealized depreciation.
At July 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.